Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 202	$ 173	$ 175
Additions Charged to Costs and Expenses	293	306	327
Deductions from Reserves	297	277	329
Balance at End of Year	198	202	173
Sales Returns and Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	425	0
Additions Charged to Costs and Expenses	599	536
Deductions from Reserves	717	111
Balance at End of Year	$ 307	$ 425